Accumulated Deficit During Development Stage (Tables)	12 Months Ended
Jun. 30, 2019
Accumulated Deficit During Development Stage [Abstract]
Schedule of accumulated deficit during development stage

	Years Ended June 30,
	2019	2018	2017
Balance at beginning of year	129,583,125	122,648,452	124,875,182
Net loss for the year	12,337,830	8,265,737	7,542,076
Reclassify expired options from contributed equity	-	-	(2,701,644)
Reclassify expired options from reserves	(684,117)	(1,331,064)	(5,098,165)
Reclassify expired options/warrants from reserves	-	-	(1,968,997)

Balance at end of year	141,236,838	129,583,125	122,648,452